Intangible Assets - Schedule of Intangible Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill	R 0	R 333
Technology-based assets	48	32
Intangible assets and goodwill	R 48	R 365
Computer software
Disclosure of detailed information about intangible assets [line items]
Amortisation rate (as a percent)	20.00%